Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.94207%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$952,098.35

Principal:
Principal Collections	$13,751,686.60
Prepayments in Full	$5,534,292.61
Liquidation Proceeds	$135,583.89
Recoveries	$6,461.96
Sub Total	$19,428,025.06
Collections	$20,380,123.41

Purchase Amounts:
Purchase Amounts Related to Principal	$45,413.05
Purchase Amounts Related to Interest	$243.93
Sub Total	$45,656.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,425,780.39

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,425,780.39
Servicing Fee	$320,240.56	$320,240.56	$0.00	$0.00	$20,105,539.83
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,105,539.83
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,105,539.83
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,105,539.83
Interest - Class A-3 Notes	$524,622.72	$524,622.72	$0.00	$0.00	$19,580,917.11
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$19,237,697.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,237,697.11
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$19,119,008.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$19,119,008.94
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$19,033,931.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$19,033,931.86
Regular Principal Payment	$17,170,012.88	$17,170,012.88	$0.00	$0.00	$1,863,918.98
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,863,918.98
Residual Released to Depositor	$0.00	$1,863,918.98	$0.00	$0.00	$0.00
Total		$20,425,780.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,170,012.88
Total					$17,170,012.88

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,170,012.88	$53.49	$524,622.72	$1.63	$17,694,635.60	$55.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$17,170,012.88	$16.31	$1,071,607.97	$1.02	$18,241,620.85	$17.33

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$168,328,147.01	0.5243541	$151,158,134.13	0.4708683
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$325,758,147.01	0.3094707	$308,588,134.13	0.2931592

Pool Information
Weighted Average APR	2.984%	3.000%
Weighted Average Remaining Term	32.77	32.03
Number of Receivables Outstanding	20,219	19,643
Pool Balance	$384,288,673.18	$364,740,848.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$349,943,532.23	$332,480,301.97
Pool Factor	0.3274951	0.3108362

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$32,260,546.23
Targeted Overcollateralization Amount	$56,152,714.07
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$56,152,714.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$80,848.83
(Recoveries)		40	$6,461.96
Net Loss for Current Collection Period			$74,386.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2323%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1906%
Second Prior Collection Period			0.4196%
Prior Collection Period			0.3957%
Current Collection Period			0.2383%
Four Month Average (Current and Prior Three Collection Periods)			0.3111%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,205	$5,321,544.10
(Cumulative Recoveries)			$1,174,088.56
Cumulative Net Loss for All Collection Periods			$4,147,455.54
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3535%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,416.22
Average Net Loss for Receivables that have experienced a Realized Loss			$3,441.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.36%	202	$4,967,199.31
61-90 Days Delinquent	0.27%	37	$1,002,186.30
91-120 Days Delinquent	0.04%	7	$139,515.20
Over 120 Days Delinquent	0.18%	17	$641,435.93
Total Delinquent Receivables	1.85%	263	$6,750,336.74

Repossession Inventory:
Repossessed in the Current Collection Period		9	$242,675.91
Total Repossessed Inventory		21	$687,370.56

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2590%
Prior Collection Period			0.2325%
Current Collection Period			0.3105%
Three Month Average			0.2673%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4889%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	28

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	59	$1,547,358.76
2 Months Extended	82	$2,342,376.67
3+ Months Extended	13	$360,884.84

Total Receivables Extended	154	$4,250,620.27
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer